Portfolio of Investments	June 30, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	92.3
Financials	5.4
Preferred Stock	2.2
Purchased Options	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stock — 5.3%
Financials — 5.3%
215,224	AGNC Investment Corp.	2,180,219
Total Common Stock (Cost $2,226,875)		2,180,219

Exchange-Traded Funds — 91.0%
154,040	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	3,105,446
73,917	Energy Select Sector SPDR Fund ETF	5,999,843
36,059	iShares Commodity Curve Carry Strategy ETF	691,972
63,160	iShares GSCI Commodity Dynamic ETF	1,640,897
36,059	iShares MSCI Norway ETF	796,922
226,955	iShares Treasury Floating Rate Bond ETF(a)	11,499,811
49,154	Quadratic Interest Rate Volatility and Inflation Hedge ETF	1,011,589
4,000	VanEck Oil Services ETF	1,150,400
89,481	Vanguard Intermediate-Term Treasury ETF	5,248,955
110,181	Vanguard Short-Term Treasury ETF	6,360,749
		37,506,584
Total Exchange-Traded Funds (Cost $37,745,965)		37,506,584

Purchased Options— 0.1%
Total Purchased Options (Cost $28,954)		21,000

Preferred Stock — 2.2%
388,071	Federal National Mortgage Association, 8.25%	911,967
Total Preferred Stock (Cost $955,870)		911,967

Total Investments — 98.6% (Cost $40,957,664)		40,619,770
Other Assets in Excess of Liabilities — 1.4%		560,191
Net Assets — 100.0%		41,179,961

(a)	As of June 30, 2023, investment is 27.93% of the Fund’s net assets.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

Purchased Options
Exchange-traded equity options purchased as of June 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Strike Price ($)	Expiration Date	Value ($)
Banco Bradesco SA Options	Call	200	60	3.00	1/19/24	13,000
Itau Unibanco Holding SA Options	Call	800	560	7.00	1/19/24	8,000
(Total Cost $28,954)						21,000

(b)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2023 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	5.0
Energy	1.6
Exchange-Traded Funds	60.5
Financials	5.3
Health Care	1.9
Industrials	6.7
Information Technology	17.0
Real Estate	2.0
Utilities	0.0	†
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 39.2%
Consumer Discretionary — 4.9%
161,637	Norwegian Cruise Line Holdings, Ltd.(a)	3,518,837
5,032	Tesla, Inc.(a)	1,317,227
		4,836,064
Energy — 1.6%
7,756	Pioneer Natural Resources Co.	1,606,888
		1,606,888
Financials — 5.3%
63	Assurant, Inc.	7,920
34,489	Comerica, Inc.	1,460,954
239,963	SoFi Technologies, Inc.(a)	2,001,291
48,944	Upstart Holdings, Inc.(a)	1,752,685
		5,222,850
Health Care — 1.9%
71,552	Teladoc Health, Inc. (a)	1,811,697
		1,811,697
Industrials — 6.6%
7,091	Deere & Co.	2,873,202
21,445	Graco, Inc.	1,851,776
4,584	Parker-Hannifin Corp.	1,787,943
		6,512,921
Information Technology — 16.9%
3,165	Adobe, Inc.(a)	1,547,653
19,618	Advanced Energy Industries, Inc.	2,186,426
10,821	Enphase Energy, Inc.(a)	1,812,301
189,857	Fastly, Inc., Class A(a)	2,994,045
24,320	Fortinet, Inc.(a)	1,838,349
3,683	HubSpot, Inc.(a)	1,959,687
4,162	NVIDIA Corp.	1,760,609
5,672	Synopsys, Inc.(a)	2,469,646
		16,568,716
Real Estate — 2.0%
94,506	eXp World Holdings, Inc.	1,916,582
		1,916,582
Utilities — 0.0%†
179	Exelon Corp.	7,293
		7,293
Total Common Stocks (Cost $37,470,521)		38,483,011

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)

Mohr Growth ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 60.2%
25,753	Energy Select Sector SPDR Fund ETF	2,090,371
87,261	Goldman Sachs Access Treasury 0-1 Year ETF	8,732,208
6,478	Invesco S&P 500® Top 50 ETF	2,265,551
27,352	Invesco S&P MidCap Momentum ETF	2,175,031
86,777	iShares 0-3 Month Treasury Bond ETF	8,732,370
41,599	John Hancock Multi-Factor Mid Cap ETF	2,067,054
190,586	SPDR Bloomberg 1-3 Month T-Bill ETF	17,499,607
84,899	T Rowe Price Blue Chip Growth ETF(a)	2,366,984
4,909	Vanguard Information Technology ETF	2,170,563
30,631	Vanguard Russell 1000 Growth ETF	2,167,450
173,482	WisdomTree Floating Rate Treasury Fund ETF	8,729,614
		58,996,803
Total Exchange-Traded Funds (Cost $58,606,796)		58,996,803

Total Investments — 99.4% (Cost $96,077,317)		97,479,814
Other Assets in Excess of Liabilities — 0.6%		619,360
Net Assets — 100.0%		98,099,174

†	Represents less than 0.05%.
(a)	Non-income producing security.

ETF — Exchange-Traded Fund

S&P — Standard and Poor's

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2023 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 96.4%
54,530	Fidelity Corporate Bond ETF	2,493,112
55,570	First Trust Rising Dividend Achievers ETF	2,617,347
167,492	Goldman Sachs Access Treasury 0-1 Year ETF	16,760,924
206,099	Invesco Preferred ETF	2,343,346
47,222	iShares Core Growth Allocation ETF	2,429,572
128,040	iShares Core Moderate Allocation ETF	5,174,096
25,368	iShares Core U.S. Aggregate Bond ETF	2,484,795
128,357	iShares Morningstar Multi-Asset Income ETF	2,505,529
26,201	PIMCO Active Bond Exchange-Traded Fund	2,400,536
37,147	Schwab U.S. Dividend Equity ETF	2,697,615
183,957	SPDR Bloomberg 1-3 Month T-Bill ETF	16,890,932
119,593	Strategy Shares NASDAQ 7 HANDL ETF	2,431,326
30,501	Vanguard Intermediate-Term Corporate Bond ETF	2,410,494
31,968	Vanguard Long-Term Corporate Bond ETF	2,509,168
32,940	Vanguard Short-Term Corporate Bond ETF	2,492,240
283,465	WisdomTree Floating Rate Treasury Fund ETF	14,263,959
		82,904,991
Total Exchange-Traded Funds (Cost $82,582,313)		82,904,991

Total Investments — 96.4% (Cost $82,582,313)		82,904,991
Other Assets in Excess of Liabilities — 3.6%		3,080,877
Net Assets — 100.0%		85,985,868

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2023 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	4.8
Consumer Staples	1.4
Exchange-Traded Funds	75.5
Financials	7.5
Health Care	4.3
Industrials	1.7
Information Technology	3.3
Materials	1.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 24.3%
Consumer Discretionary — 4.7%
2,735	Domino's Pizza, Inc.	921,668
6,544	DR Horton, Inc.	796,339
2,997	Lithia Motors, Inc.	911,418
		2,629,425
Consumer Staples — 1.4%
3,927	Lancaster Colony Corp.	789,680
		789,680
Financials — 7.4%
18,910	American Equity Investment Life Holding Co.	985,400
20,692	First Financial Bankshares, Inc.	589,515
68,222	Fulton Financial Corp.	813,206
2,414	S&P Global, Inc.	967,749
12,679	UMB Financial Corp.	772,151
		4,128,021
Health Care — 4.3%
3,824	AmerisourceBergen Corp.	735,852
12,131	Encompass Health Corp.	821,390
3,714	STERIS PLC	835,576
		2,392,818
Industrials — 1.7%
8,174	Advanced Drainage Systems, Inc.	930,038
		930,038
Information Technology — 3.3%
5,756	Badger Meter, Inc.	849,355
57,460	Hewlett Packard Enterprise Co.	965,328
		1,814,683
Materials — 1.5%
1,843	Martin Marietta Materials, Inc.	850,895
		850,895
Total Common Stocks (Cost $12,677,560)		13,535,560

Exchange-Traded Funds — 74.9%
55,533	Goldman Sachs Access Treasury 0-1 Year ETF	5,557,187
17,387	Health Care Select Sector SPDR Fund ETF	2,307,777
55,224	iShares 0-3 Month Treasury Bond ETF	5,557,191
21,322	iShares Core Conservative Allocation ETF	751,387
25,632	ProShares S&P 500 Dividend Aristocrats ETF	2,416,585
121,053	SPDR Bloomberg 1-3 Month T-Bill ETF	11,115,086
88,255	SPDR Bloomberg Short Term High Yield Bond ETF	2,179,898
14,684	Vanguard Dividend Appreciation ETF	2,385,122
157,877	WisdomTree Floating Rate Treasury Fund ETF	7,944,371

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 74.9% (continued)
23,660	WisdomTree U.S. Quality Dividend Growth Fund ETF	1,577,176
		41,791,780
Total Exchange-Traded Funds (Cost $41,504,201)		41,791,780

Total Investments — 99.2% (Cost $54,181,761)		55,327,340
Other Assets in Excess of Liabilities — 0.8%		465,076
Net Assets — 100.0%		55,792,416

ETF — Exchange-Traded Fund

PLC— Public Limited Company

S&P — Standard and Poor's

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2023 (Unaudited)

Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 99.0%
60,033	Communication Services Select Sector SPDR Fund ETF	3,906,948
48,899	Consumer Staples Select Sector SPDR Fund ETF	3,626,839
34,234	Industrial Select Sector SPDR Fund ETF	3,673,993
44,139	SPDR S&P 500 ETF Trust(a)	19,565,936
13,440	Vanguard Consumer Discretionary ETF	3,806,208
29,314	Vanguard Energy ETF	3,309,257
45,767	Vanguard Financials ETF	3,718,111
		41,607,292
Total Exchange-Traded Funds (Cost $39,340,431)		41,607,292

Total Investments — 99.0% (Cost $39,340,431)		41,607,292
Other Assets in Excess of Liabilities — 1.0%		435,901
Net Assets — 100.0%		42,043,193

(a)	As of June 30, 2023, investment is 46.54% of the Fund’s net assets.

ETF — Exchange-Traded Fund

S&P — Standard and Poor's

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2023 (Unaudited)

Revere Sector Opportunity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 99.4%
6,614	Communication Services Select Sector SPDR Fund ETF	430,439
4,488	Consumer Discretionary Select Sector SPDR Fund ETF	762,108
5,660	Consumer Staples Select Sector SPDR Fund ETF	419,802
3,501	Energy Select Sector SPDR Fund ETF	284,176
17,227	Financial Select Sector SPDR Fund ETF	580,722
6,901	Health Care Select Sector SPDR Fund ETF	915,970
6,489	Industrial Select Sector SPDR Fund ETF	696,400
2,031	Materials Select Sector SPDR Fund ETF	168,309
4,125	Real Estate Select Sector SPDR Fund ETF	155,471
12,049	Technology Select Sector SPDR Fund ETF(a)	2,094,839
3,730	Utilities Select Sector SPDR Fund ETF	244,091
		6,752,327
Total Exchange-Traded Funds (Cost $6,766,553)		6,752,327

Total Investments — 99.4% (Cost $6,766,553)		6,752,327
Other Assets in Excess of Liabilities — 0.6%		43,779
Net Assets — 100.0%		6,796,106

(a)	As of June 30, 2023, investment is 30.82% of the Fund’s net assets.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2023 (Unaudited)
Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	95.9
Exchange-Traded Fund	1.4
Financials	2.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed End Funds — 92.1%
1,196,468	Aberdeen Asia-Pacific Income Fund, Inc.	3,230,464
95,977	Ares Dynamic Credit Allocation Fund, Inc.	1,183,396
304,467	BlackRock Credit Allocation Income Trust	3,090,340
168,524	BlackRock Income Trust, Inc.	2,050,937
82,371	BlackRock Municipal Income Trust II	857,482
72,132	BlackRock MuniYield Fund, Inc.	753,058
51,418	BlackRock MuniYield Quality Fund, Inc.	594,906
78,928	BlackRock MuniYield Quality Fund III, Inc.	863,472
140,606	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,450,763
28,214	First Trust High Yield Opportunities 2027 Term Fund	387,096
149,549	First Trust Intermediate Duration Preferred & Income Fund	2,319,505
53,149	Invesco Municipal Trust	501,195
91,186	Invesco Quality Municipal Income Trust	871,738
73,209	KKR Income Opportunities Fund	849,957
465,186	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,181,722
98,954	Nuveen AMT-Free Municipal Credit Income Fund	1,157,762
66,807	Nuveen AMT-Free Quality Municipal Income Fund	730,201
121,777	Nuveen Municipal Credit Income Fund	1,419,920
363,523	Nuveen Preferred & Income Securities Fund	2,319,277
90,946	Nuveen Quality Municipal Income Fund	1,024,961
22,588	Nuveen Variable Rate Preferred & Income Fund	349,662
77,824	PGIM Global High Yield Fund, Inc.	853,729
63,913	PGIM High Yield Bond Fund, Inc.	793,800
89,300	Templeton Emerging Markets Income Fund	459,895
116,536	Western Asset Diversified Income Fund	1,569,740
277,528	Western Asset Emerging Markets Debt Fund, Inc.	2,392,291
98,890	Western Asset High Income Opportunity Fund, Inc.	373,804
		35,631,073
Total Closed End Funds (Cost $38,735,624)		35,631,073

Common Stock — 2.6%
Financials — 2.6%
49,461	Annaly Capital Management, Inc.	989,715
Total Common Stock (Cost $929,664)		989,715

Exchange-Traded Fund — 1.4%
20,478	VanEck J.P. Morgan EM Local Currency Bond ETF	523,418
Total Exchange-Traded Fund (Cost $522,779)		523,418

Total Investments — 96.1% (Cost $40,188,067)		37,144,206
Other Assets in Excess of Liabilities — 3.9%		1,524,736
Net Assets — 100.0%		38,668,942

Portfolio of Investments	June 30, 2023 (Unaudited)
Rareview Tax Advantaged Income ETF

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed End Funds — 98.8%
141,636	BlackRock Municipal Income Trust II	1,474,431
249,152	BlackRock MuniYield Fund, Inc.	2,601,147
126,614	BlackRock MuniYield Quality Fund, Inc.	1,464,924
177,202	BlackRock MuniYield Quality Fund III, Inc.	1,938,590
181,367	Invesco Municipal Trust	1,710,291
184,779	Invesco Quality Municipal Income Trust	1,766,487
239,387	Nuveen AMT-Free Municipal Credit Income Fund	2,800,828
78,162	Nuveen AMT-Free Quality Municipal Income Fund	854,310
243,382	Nuveen Municipal Credit Income Fund	2,837,834
235,292	Nuveen Quality Municipal Income Fund	2,651,741
		20,100,583
Total Closed End Funds (Cost $21,560,731)		20,100,583

Total Investments — 98.8% (Cost $21,560,731)		20,100,583
Other Assets in Excess of Liabilities — 1.2%		248,327
Net Assets — 100.0%		20,348,910

AMT — Alternative Minimum Tax

Portfolio of Investments	June 30, 2023 (Unaudited)
Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	99.1
Options on Futures	0.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 93.2%
50,621	iShares MBS ETF(a)	4,721,168
294,550	iShares US Treasury Bond ETF(b)	6,745,195
34,278	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	3,154,604
		14,620,967
Total Exchange-Traded Funds (Cost $15,090,108)		14,620,967

Purchased Options on Futures — 0.8%
Total Purchased Options on Futures (Cost $274,098)		128,700

Total Investments — 94.0% (Cost $15,364,206)		14,749,667
Other Assets in Excess of Liabilities — 6.0%		943,272
Net Assets — 100.0%		15,692,939

(a)	As of June 30, 2023, investment is 30.08% of the Fund’s net assets.
(b)	As of June 30, 2023, investment is 42.98% of the Fund’s net assets.
ETF — Exchange-Traded Fund

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year US Treasury Note Future	248	9/29/23	50,954,891	50,429,250	(525,641)
					(525,641)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year US Treasury Note Future	100	9/20/23	11,881,864	11,843,750	38,114
					38,114

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)
Rareview Inflation/Deflation ETF

Written Options

Exchange-traded options on futures contracts written as of June 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(c)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	416	101,010	$72,068	97.125	12/15/23	(39,000)
(Total Premiums Received $72,068)							(39,000)

Purchased Options

Exchanged-traded options on futures contracts purchased as of June 30, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(c)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	624	149,760	96.00	12/15/23	128,700
(Total Cost $274,098)						128,700

(c)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2023 (Unaudited)
Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	61.7
Emerging Markets Exchange-Traded Funds	38.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 69.2%
129,149	Vanguard FTSE Developed Markets ETF	5,964,101
89,370	Vanguard FTSE Emerging Markets ETF	3,635,572
26,597	Vanguard S&P 500 ETF(a)	10,832,425
23,275	Vanguard Small-Cap ETF	4,629,165
		25,061,263
Total Exchange-Traded Funds (Cost $22,416,918)		25,061,263

Total Investments — 69.2% (Cost $22,416,918)		25,061,263
Other Assets in Excess of Liabilities — 30.8%		11,163,952
Net Assets — 100.0%		36,225,215

a) As of June 30, 2023, investment is 29.90% of the Fund’s net assets.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
E-mini S&P 500 Future	43	9/15/23	9,350,860	9,649,738	298,878
MSCI EAFE Index Future	52	9/15/23	5,557,088	5,604,300	47,212
MSCI Emerging Markets Index Future	66	9/15/23	3,328,187	3,293,070	(35,117)
E-mini Russell 2000 Index Future	43	9/15/23	4,057,393	4,092,955	35,562
					346,535

Portfolio of Investments	June 30, 2023 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	2.3
Financials	92.0
Materials	0.3
Private Investments	4.6
Rights	0.2
Warrants	0.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares/Units		Fair Value ($)

Common Stocks — 85.1%
Communication Services — 2.1%
35,000	ESH Acquisition Corp.(a)	354,900
		354,900

Financials — 82.7%
24,069	A SPAC II Acquisition Corp.(a)	253,928
74,315	Acropolis Infrastructure Acquisition Corp., Class A(a)	754,297
18,740	Arrowroot Acquisition Corp., Class A(a)	195,458
19,219	Athena Technology Acquisition Corp. II, Class A(a)	200,646
44,897	Aura FAT Projects Acquisition Corp., Class A(a)	475,010
22,349	Banyan Acquisition Corp., Class A(a)	232,430
25,000	Bilander Acquisition Corp., Class A(a)	253,750
40,000	Blue Whale Acquisition Corp. I, Class A(a)	406,000
36,000	BlueRiver Acquisition Corp., Class A(a)	378,000
50,571	Bluescape Opportunities Acquisition Corp., Class A(a)	505,710
10,000	Cartica Acquisition Corp., Class A(a)	106,700
18,553	Churchill Capital Corp. V(a)	188,684
41,762	Churchill Capital Corp. VII, Class A(a)	430,984
52,694	Coliseum Acquisition Corp., Class A(a)	550,125
30,000	Colombier Acquisition Corp., Class A(a)	308,100
25,714	Concord Acquisition Corp. II, Class A(a)	263,826
59,657	Conyers Park III Acquisition Corp., Class A(a)	609,098
16,163	EF Hutton Acquisition Corp. I(a)	167,934
77,143	FAST Acquisition Corp. II, Class A(a)	801,516
50,000	Forest Road Acquisition Corp. II, Class A(a)	512,500
18,914	Integrated Rail and Resources Acquisition Corp., Class A(a)	202,569
35,000	Israel Acquisitions Corp., Class A(a)	363,650
35,150	Kernel Group Holdings, Inc., Class A(a)	369,075
10,027	Keyarch Acquisition Corp.(a)	104,882
54,957	Newbury Street Acquisition Corp.(a)	568,805
12,000	Pono Capital Three, Inc., Class A(a)	124,560
14,369	Pono Capital Two, Inc., Class A(a)	148,144
43,906	Schultze Special Purpose Acquisition Corp. II, Class A(a)	459,696
25,094	Screaming Eagle Acquisition Corp., Class A(a)	258,970
35,064	SHUAA Partners Acquisition Corp. I, Class A(a)	374,834
25,000	SilverBox Corp. III, Class A(a)	252,750
50,000	SK Growth Opportunities Corp., Class A(a)	529,500
57,800	Spree Acquisition Corp. 1, Ltd.(a)	613,836
11,386	Springwater Special Situations Corp.(a)	117,731
27,640	Thunder Bridge Capital Partners IV, Inc., Class A(a)	279,717
67,033	TortoiseEcofin Acquisition Corp. III, Class A(a)	693,792
102,623	Twelve Seas Investment Co. II, Class A(a)	1,055,991

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Financials — 82.7% (continued)
14,885	Valuence Merger Corp. I, Class A(a)	159,418
		14,272,616

Materials — 0.3%
40,204	Metals Acquisition, Ltd.(a)	56,286
		56,286
Total Common Stocks (Cost $14,184,451)		14,683,802

Private Investments — 4.1%
255,379	Adara Acquisition Corp. - Founder Shares(a)(b)(c)	586,094
59,668	Springwater Special Situations Corp. - Founder Shares(a)(b)(c)	91,561
19,889	Springwater Special Situations Corp. - Private Placement Units(a)(b)(c)(d)	30,520
		708,175
Total Private Investments (Cost $623,894)		708,175

Rights — 0.2%
32,020	A SPAC II Acquisition Corp., 01/02/2026(a)	3,090
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	4,800
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	9,664
16,893	EF Hutton Acquisition Corp. I, 12/31/2025(a)	2,323
42,948	International Media Acquisition Corp.(a)	2,010
10,528	Keyarch Acquisition Corp.(a)	1,106
26,370	NorthView Acquisition Corp., 12/31/2026(a)	3,164
11,386	Springwater Special Situations Corp., 01/01/2024(a)	—
		26,157
Total Rights (Cost $825)		26,157

Warrants — 0.6%
16,010	A SPAC II Acquisition Corp., 05/03/2027(a)	176
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026(a)	2,336
425,000	Adara Acquisition Corp .(a)(b)(c)(e)	17,979
12,229	Allego NV, 03/14/2025(a)	3,546
12,221	Alpha Tau Medical, Ltd., 03/07/2027(a)	4,829
5,428	Alvotech SA, 06/15/2027(a)	6,731
7,649	Ares Acquisition Corp., Class A, 12/31/2027(a)	6,120
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(a)	661
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	1,750
40,000	Aurora Technology Acquisition Corp., 02/07/2028(a)	560
16,095	Banyan Acquisition Corp., 09/30/2028(a)	3,541
8,538	BigBear.ai Holdings, Inc., 12/31/2028(a)	1,878
5,870	Churchill Capital Corp. V, 10/29/2027(a)	1,057
16,893	EF Hutton Acquisition Corp. I, 12/08/2027(a)	465
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	614
42,500	Freightos, Ltd., 01/23/2028(a)	5,954
7,095	Golden Arrow Merger Corp., 07/31/2026(a)	248
13,561	Hyzon Motors, Inc., Class C, 10/02/2025(a)	557
16,897	Integrated Rail And Resources Acquisition Corp., 11/12/2026(a)	5,800
35,000	Israel Acquisitions Corp., 02/28/2028(a)	5,250
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	1,576
6,000	Keyarch Acquisition Corp., 07/25/2028(a)	162
33,750	LIV Capital Acquisition Corp. II, 02/16/2027(a)	759
8,781	Moringa Acquisition Corp., 02/10/2026(a)	630
10,402	New Vista Acquisition Corp., 12/31/2027(a)(f)	—
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	3,744
13,185	NorthView Acquisition Corp., 10/21/2023(a)	303
12,478	Nubia Brand International Corp., 11/16/2026(a)	836
11,868	P3 Health Partners, Inc., 01/31/2027(a)	2,967
12,000	Pono Capital Three, Inc., Class A, 04/03/2028(a)	2,040
14,369	Pono Capital Two, Inc., Class A, 09/23/2027(a)	754
21,244	SatixFy Communications, Ltd., 10/26/2027(a)	1,062

Portfolio of Investments (continued)	June 30, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Warrants — 0.6% (continued)
26,276	Schultze Special Purpose Acquisition Corp. II, 03/25/2028(a)	1,077
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	1,253
4,289	Selina Hospitality PLC, 10/27/2027(a)	159
25,249	SHUAA Partners Acquisition Corp. I, 03/02/2027(a)	1,813
683	Solid Power, Inc., 12/31/2026(a)	208
10,263	Sonder Holdings, Inc., 01/31/2028(a)	308
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	921
70,160	Springwater Special Situations Corp., 04/12/2026(a)	1,522
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	880
13,635	Twelve Seas Investment Co. II, 03/02/2028(a)	791
8,978	Valuence Merger Corp. I, 03/01/2027(a)	729
29,698	Worldwide Webb Acquisition Corp., 10/20/2026(a)	594
		95,140
Total Warrants (Cost $78,515)		95,140

Total Investments — 90.0% (Cost $14,887,685)		15,513,274
Other Assets in Excess of Liabilities — 10.0%		1,741,357
Net Assets — 100.0%		17,254,631

(a)	Non-income producing security.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2023. The total of all such securities represents 4.21% of the net assets of the Fund.
(c)	Security which is restricted to resale. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2023 was $726,154 which represented 4.21% of the net assets of the Fund.
(d)	Each unit represents one share and ½ warrant.
(e)	Warrant expires five years after initial business combination.
(f)	Amount less than $0.05.

The illiquid restricted securities held as of June 30, 2023 are identified below.

Security	Acquisition Date(g)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. - Founder Shares	1/14/2021	425,000	255,379	586,094	3.4
Springwater Special Situations Corp. - Founder Shares	8/12/2021	153,894	59,668	91,561	0.5
Springwater Special Situations Corp. - Private Placement Units	8/12/2021	45,000	19,889	30,520	0.2
Adara Acquisition Corp.(e)	1/14/2021	—	425,000	17,979	0.1

(g)	Acquisition date represents the initial purchase date of the security.